Disclosure of detailed information about intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Intangible assets at beginning of period	$ 944,776
Impairment	(328,010)
Additions			$ 217,946
Intangible assets at end of period	607,959	$ 944,776
Cost [Member]
Statements Line Items
Intangible assets at beginning of period	1,041,809	323,786
Impairment	(328,010)
Additions		718,023
Intangible assets at end of period	713,799	1,041,809	323,786
Accumulated amortization [Member]
Statements Line Items
Intangible assets at beginning of period	97,033	89,473
Amortization	8,807	7,560
Intangible assets at end of period	105,840	97,033	89,473
Patents [Member]
Statements Line Items
Intangible assets at beginning of period	8,807
Intangible assets at end of period	0	8,807
Patents [Member] | Cost [Member]
Statements Line Items
Intangible assets at beginning of period	40,840	40,840
Impairment	0
Additions		0
Intangible assets at end of period	40,840	40,840	40,840
Patents [Member] | Accumulated amortization [Member]
Statements Line Items
Intangible assets at beginning of period	32,033	24,473
Amortization	8,807	7,560
Intangible assets at end of period	40,840	32,033	24,473
Rights [Member]
Statements Line Items
Intangible assets at beginning of period	607,959
Intangible assets at end of period	607,959	607,959
Rights [Member] | Cost [Member]
Statements Line Items
Intangible assets at beginning of period	672,959	282,946
Impairment	0
Additions		390,013
Intangible assets at end of period	672,959	672,959	282,946
Rights [Member] | Accumulated amortization [Member]
Statements Line Items
Intangible assets at beginning of period	65,000	65,000
Amortization	0	0
Intangible assets at end of period	65,000	65,000	65,000
Product Development costs [Member]
Statements Line Items
Intangible assets at beginning of period	328,010	0
Impairment	(328,010)
Intangible assets at end of period	0	328,010	0
Product Development costs [Member] | Cost [Member]
Statements Line Items
Intangible assets at beginning of period	328,010	0
Impairment	(328,010)
Additions		328,010
Intangible assets at end of period	0	328,010	0
Product Development costs [Member] | Accumulated amortization [Member]
Statements Line Items
Intangible assets at beginning of period	0	0
Amortization	0	0
Intangible assets at end of period	$ 0	$ 0	$ 0